Segment Results - Corporate Divisions - Private Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ 0	€ (46)	€ (5)	€ (45)
Private Bank [Member]
Net revenues [Abstract]
Personal Banking	[1]	1,307	1,290	2,596	2,601
Wealth Management and Private Banking	[1]	1,064	1,041	2,214	2,107
Total net revenues		2,371	2,331	4,810	4,707
Of which [Abstract]
Net interest income		1,517	1,441	2,971	2,873
Net Commissions and fee income		739	731	1,571	1,520
Remaining income		115	159	267	314
Provision for credit losses		118	149	336	367
Noninterest expenses [Abstract]
Compensation and benefits		665	764	1,393	1,473
General and administrative expenses		982	1,074	1,990	2,181
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		1	(45)	(5)	(45)
Total noninterest expenses		1,647	1,793	3,378	3,609
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		€ 606	€ 389	€ 1,095	€ 731
Employees (full time equivalent)	[2]	36,437	37,760	36,437	37,760
Employees (front office, full time equivalent)	[2]	16,304	17,983	16,304	17,983
Employees (business aligned operations, full time equivalent)	[2]	7,830	7,680	7,830	7,680
Employees (allocated central infrastructure, full time equivalent)	[2]	12,304	12,097	12,304	12,097
Total assets	[2],[3]	€ 314,000	€ 327,000	€ 314,000	€ 327,000
Risk-weighted assets (RWA)	[2]	93,000	96,000	93,000	96,000
of which, operational risk RWA	[2]	15,000	15,000	15,000	15,000
Leverage exposure	[2]	327,000	335,000	327,000	335,000
Deposits	[2]	318,000	314,000	318,000	314,000
Loans gross of allowances for loan losses	[2]	248,000	260,000	248,000	260,000
Assets under Management	[2],[4]	645,000	613,000	645,000	613,000
Net flows		€ 6,000	€ 7,000	€ 12,000	€ 19,000
Cost Income Ratio	[5]	69.50%	76.90%	70.20%	76.70%
Post tax return on average shareholders equity		10.40%	7.00%	9.30%	6.60%
Post tax return on average tangible shareholders equity		10.80%	7.00%	9.50%	6.70%

[1]	Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management and Private Banking segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior years‘ comparatives are presented in the current reporting structure
[2]	As of quarter-end
[3]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[4]	Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management & Private Banking (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income